Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 04, 2018	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 30,190	$ 28,233	$ 23,592
Unrecognized stock-based compensation expense		$ 23,100
Unrecognized stock-based compensation expense, period for recognition		1 year 8 months 12 days
Intrinsic value of options exercised		$ 100	$ 400	$ 100
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)						3,849,976
Americold Realty Trust 2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		7,700,000			9,000,000
Vesting period		1 year
Percentage of shares reserved for issuance		5.00%
Expiration period		10 years
Incentive Stock Options | Americold Realty Trust 2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		7,700,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, grant date fair value (in USD per share)		$ 20.87	$ 26.02	$ 31.12
Vested, grant date fair value (in USD per share)		27.21
Forfeited, grant date fair value (in USD per share)		24.24
Outstanding, grant date fair value (in USD per share)		$ 22.13	$ 27.56
Restricted stock units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year	1 year
Granted (in shares)		20,248	13,834	12,036
Restricted stock units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Granted (in shares)		919,850	839,166	634,109
Restricted stock units | Associates | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year	1 year	1 year
Restricted stock units | Associates | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years	3 years
Time-based Restricted Stock Units, Awarded As Part of Annual Compensation | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Granted (in shares)		705,284	702,072	456,017
Time-based Restricted Stock Units, Awarded As Part of Annual Compensation | Associates | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year	1 year	1 year
Time-based Restricted Stock Units, Awarded As Part of Annual Compensation | Associates | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years	3 years
Market-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Granted (in shares)		60,434
Vested (in shares)	155,483	53,370
Vesting percentage	57.00%
Market-Based Restricted Stock Units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years	3 years
Granted (in shares)		60,434	135,630	107,177
Market-Based Restricted Stock Units | Associates | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Market-Based Restricted Stock Units | Associates | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				2 years
Market-Based Restricted Stock Units | Project Orion | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year	1 year
Performance-Based Restricted Stock Units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		33,312	1,464	70,915
AFFO Performance Based Restricted Stock Units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		120,820
AFFO Performance Based Restricted Stock Units | Project Orion | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Operating Partnership units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, grant date fair value (in USD per share)		$ 26.39
Forfeited, grant date fair value (in USD per share)		24.77
Outstanding, grant date fair value (in USD per share)		$ 23.27	$ 27.38
Aggregate grant date fair value of awards		$ 13,300	$ 18,100	$ 13,000
Operating Partnership units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year	1 year	1 year
Granted (in shares)		75,963	43,478	37,827
Operating Partnership units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years
Granted (in shares)		565,391	662,200	357,254
Operating Partnership units | Associates | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Operating Partnership units | Associates | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Time Based Graded Vesting OP Units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		266,045	425,333	163,694
Time Based Graded Vesting OP Units | Associates | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Time Based Graded Vesting OP Units | Associates | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years	3 years
Market Performance-based Cliff Vesting OP Units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years
Granted (in shares)		99,783	236,867	193,560
Market Performance-based Cliff Vesting OP Units | Associates | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
AFFO Performance Based OP Units | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Granted (in shares)		199,563